Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (2,238,593)	$ (1,049,661)	$ 1,703,424	$ 2,489,829
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Expensed issuance costs on issuance of subscription warrants		374,000
Interest and dividends earned on investments held in Trust Account		(78,453)	(10,081)
Interest expense – amortization of debt discount		359,289
Interest earned on investments held in Trust Account	(160)			(20,329)
Excess of fair value of Private Warrants	631,197
Gain on change in fair value of warrant liabilities	1,132,164	(4,527,247)	(4,131,546)	(6,575,140)
Warrant transaction costs	24,973
Loss on issuance of subscription warrants		3,209,183
Stock compensation expense	424,440		157,140	157,140
Changes in operating assets and liabilities:
Prepaid expenses	(660,695)	(39,140)	321,024	656,832
Due from related party				(15,000)
Other payable – related party	364,880
Accounts payable		112,848		47,720
Accrued costs and expenses	958,292	534,458	503,004	969,370
Franchise tax payable		80,491		197,200
Due to related party	5,806	263	10,339	10,044
Net cash used in operating activities	642,304	(1,023,969)	(1,446,696)	(2,082,334)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for payment to redeeming stockholders		152,451,819
Cash deposited to Trust Account for extension contribution		(960,000)
Investments held in Trust	(203,262,500)
Net cash provided by investing activities	(203,262,500)	151,491,819
Cash Flows from Financing Activities:
Proceeds from Note Agreements payable		3,420,000
Payment to redeeming stockholders		(152,451,819)
Payment of issuance costs		(369,000)
Proceeds from sale of common stock to initial stockholders	25,000
Proceeds from sale of Units, net of cash underwriting fee	197,225,000
Proceeds from issuance of Private Warrants	9,000,000
Proceeds from promissory note – related party	228,758
Payment of promissory note – related party			(228,758)	(228,758)
Payment of other payable – related party			(364,880)	(364,880)
Offering costs paid	(761,606)			(25,749)
Net cash used in financing activities	205,717,152	(149,400,819)	(593,638)	(619,387)
Net change in cash	3,096,956	1,067,031	(2,040,334)	(2,701,721)
Cash – beginning of period		395,235	3,096,956	3,096,956
Cash – end of period	3,096,956	1,462,266	1,056,622	395,235
Supplemental disclosure of noncash investing and financing activities:
Accretion of common stock subject to redemption to redemption value	32,194,711
Deferred underwriting fee payable	$ 7,043,750
Supplemental disclosure of noncash investing and financing activities:
Remeasurement of common stock subject to possible redemption to redemption amount		$ 960,000